Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.9%

Security	Principal Amount* (000's omitted)		Value
AASET:
Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,440	$ 3,539,988
Series 2025-1A, Class A, 5.943%, 2/16/50(1)		13,560	13,847,503
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)		4,319	4,361,277
Series 2025-B, Class C, 4.697%, 9/15/33(1)		9,389	9,450,418
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		5,510	5,633,036
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)		15,277	15,542,553
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,794,482
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,412	6,191,585
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,791,611
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	13,676,418
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,831,664
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)		13,445	13,269,579
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	5,080,767
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		4,382	4,357,006
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)		8,770	8,605,964
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,810,647
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,158,677
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,624,821
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		5,303	5,269,999
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)		9,127	8,635,127
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		1,141	1,142,543
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,935	1,910,809
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		3,774	3,798,090
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)		3,700	3,716,011
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		8,828	8,978,527
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		1,698	1,718,320
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,423	12,743,045
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		2,719	2,268,031
Security	Principal Amount* (000's omitted)	Value
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,139	$ 1,137,499
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,143	1,133,542
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	465	457,330
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	13,125	13,284,923
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,565	3,567,665
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,703	1,705,595
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	11,167	11,194,209
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,577	1,337,993
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	445	441,103
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	24	23,325
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,234	1,169,072
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,755	3,371,290
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	433	384,242
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	363	317,552
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	876	745,070
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,101	920,017
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	58	56,681
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	11,931	12,002,834
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,526	9,153,402
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	6,060,192
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,171	2,135,973
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	6,033	6,146,217
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	5,549	5,549,451
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,241	1,217,832
Series 2021-B, Class B, 1.96%, 5/8/31(1)	333	327,001
Series 2021-C, Class A, 2.18%, 10/8/31(1)	10,369	10,200,736
Series 2025-A, Class B, 5.30%, 2/8/33(1)	4,687	4,686,422
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	675	675,647
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.93%, 8/15/29(1)	643	636,446
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,022	2,899,325
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	10,957	11,145,787

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		10,453	$ 10,431,044
Series 2025-1A, Class A2A, 5.091%, 8/15/50(1)		3,945	3,915,235
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(3)		14,121	14,156,540
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)		6,687	6,700,262
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		1,892	1,801,869
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		2,227	1,993,986
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		3,547	3,666,774
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		10,179	10,161,818
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		4,364	4,321,460
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		1,472	1,391,969
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		4,453	4,444,904
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		5,138	5,106,887
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)		1,478	1,383,148
Series 2021-B, Class A, 1.62%, 7/20/48(1)		7,460	6,611,518
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		2,639	2,349,867
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		747	591,490
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)		7,722	7,170,363
Series 2023-B, Class B, 5.60%, 8/22/50(1)		2,450	1,957,133
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		5,728	4,939,686
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		1,774	1,423,873
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,564	3,057,003
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		2,381	2,297,213
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		3,345	3,054,500
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		23,086	22,379,672
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		2,767	2,551,159
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		902	861,784
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		13,790	13,869,891
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		2,094	1,981,653
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	10,845	12,887,138
Security	Principal Amount* (000's omitted)		Value
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	3,857	$ 5,329,198
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,830	10,317,593
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,726	3,651,016
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		4,964	4,654,114
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		1,684	1,634,163
Series 2020-A, Class C, 6.657%, 3/15/45(1)		303	299,798
Total Asset-Backed Securities (identified cost $497,617,726)			$ 495,178,592

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$6,594	$ 6,462,556
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(1)(2)	5,957	6,145,304
Series 2024-2, Class A, 9.60%, 11/25/59(1)(2)	3,887	4,024,948
Series 2024-3, Class A, 8.463%, 1/25/60(1)(2)	4,123	4,283,892
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	1,773	1,784,178
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	2,756	2,793,026
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	749	779,306
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	11,341	11,414,811
Series 5499, Class FQ, 5.024%, (30-day SOFR Average + 1.15%), 2/25/55(3)	4,037	4,057,647
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(3)	7,638	7,662,720
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(3)	7,966	7,990,513
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.139%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	2,905	3,253,737
Series 2021-DNA2, Class B1, 7.274%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	7,095	7,846,628
Series 2021-DNA2, Class B2, 9.874%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	4,000	4,937,500
Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	1,164	1,169,471
Series 2022-HQA1, Class M1A, 5.974%, (30-day SOFR Average + 2.10%), 3/25/42(1)(3)	202	203,049
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.339%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	8,446	8,982,343

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	$15,842	$ 16,138,378
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	7,426	7,578,501
Series 2020-R01, Class 1B1, 7.239%, (30-day SOFR Average + 3.364%), 1/25/40(1)(3)	3,000	3,070,114
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	4,570	4,656,313
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	10,132	10,481,976
Series 2021-R02, Class 2B1, 7.174%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	1,647	1,682,747
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,985,677
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,104,224
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(3)	3,463	3,469,665
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,582,511
Series 2023-149, Class S, 9.697%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,020	1,139,828
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,043,014
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,564,902
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(3)	2,721	2,735,611
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,919	2,935,592
Series 2023-RTL4, Class A1, 7.628% to 1/25/26, 11/25/28(1)(4)	4,000	4,016,034
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,670	3,688,564
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,999	3,062,181
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	7,480	7,554,511
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	5,195	5,218,325
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	9,085	9,072,983
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	7,519	7,628,129
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	4,746	4,811,727
Total Collateralized Mortgage Obligations (identified cost $194,140,584)		$199,013,136

Commercial Mortgage-Backed Securities — 7.9%

Security	Principal Amount (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)		5,390	$ 5,081,824
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)		9,685	8,615,822
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)		4,805	3,892,709
BFLD Commercial Mortgage Trust:
Series 2024-UNIV, Class A, 5.243%, (1 mo. SOFR + 1.493%), 11/15/41(1)(3)		4,875	4,884,363
Series 2025-660F, Class C, 5.90%, (1 mo. SOFR + 2.15%), 11/15/42(1)(3)		3,795	3,821,984
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.64%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)		4,895	4,923,145
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(3)		8,130	8,154,128
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		9,995	10,016,982
BX Trust, Series 2025-GW, Class D, 6.50%, (1 mo. SOFR + 2.75%), 7/15/42(1)(3)		7,165	7,214,467
Caister Finance DAC, Series 1A, Class B, 6.306%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	7,307	9,931,294
CSMC Trust, Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		12,555	12,189,968
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(2)		5,614	5,812,294
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.35%, (1 mo. SOFR + 2.60%), 10/15/42(1)(3)		2,230	2,249,539
Series 2025-ESH, Class E, 7.10%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)		3,956	3,993,284
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.615%, 3/25/29(2)		5,962	6,052,636
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		3,537	3,498,269
Series KSG1, Class A2, 1.503%, 9/25/30		4,386	3,922,804
Series KW06, Class A2, 3.80%, 6/25/28(2)		5,229	5,202,800
Series W5FX, Class AFX, 3.214%, 4/25/28(2)		1,896	1,873,026
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)		4,311	4,258,764
Series 2018-M4, Class A2, 3.067%, 3/25/28(2)		4,159	4,085,825
Series 2018-M13, Class A2, 3.75%, 9/25/30(2)		12,251	12,165,782
Series 2019-M22, Class A2, 2.522%, 8/25/29		10,510	10,011,282
Series 2020-M1, Class A2, 2.444%, 10/25/29		13,443	12,656,388
Series 2023-M1S, Class A2, 4.498%, 4/25/33(2)		16,881	16,965,836
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		6,119	6,228,159
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		5,207	5,322,359
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		5,322	5,420,244

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.441%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)	14,792	$ 14,851,328
Series 2024-WOLF, Class A, 5.292%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	3,640	3,649,624
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	6,895	6,916,420
Series 2024-DPLO, Class C, 6.29%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)	1,955	1,965,271
HYT Commercial Mortgage Trust:
Series 2024-RGCY, Class B, 6.091%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)	2,431	2,440,108
Series-2024-RGCY, Class A, 5.592%, (1 mo. SOFR + 1.841%), 9/15/41(1)(3)	8,310	8,337,952
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	3,913	3,925,821
Series 2025-STAY, Class D, 6.60%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)	13,354	13,420,500
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	98,070
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	385	6,063
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	7,420	7,446,976
NYC Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	12,031	12,084,779
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	13,396	13,433,991
Series 2024-GLKS, Class D, 6.541%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	4,757	4,782,649
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.142%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	10,331	10,329,483
TX Trust:
Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	4,740	4,748,845
Series 2024-HOU, Class E, 8.137%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	2,859	2,883,227
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	5,687	5,991,466
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.293%, (1 mo. SOFR + 1.542%), 8/15/42(1)(3)	8,660	8,681,441
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(2)	1,330	1,273,196
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	2,700	2,453,058
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(2)	7,825	7,929,473
Total Commercial Mortgage-Backed Securities (identified cost $330,120,271)		$326,095,718

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,140,750
		$ 1,140,750
Consumer, Non-cyclical — 0.1%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$1,000	$ 1,225,500
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	1,300	1,387,750
Jazz Investments I Ltd., 3.125%, 9/15/30	1,205	1,606,868
Shift4 Payments, Inc., 0.50%, 8/1/27	1,200	1,156,200
		$ 5,376,318
Energy — 0.1%
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(6)	$1,400	$1,377,320
		$1,377,320
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$1,373,837
Digital Realty Trust LP, 1.875%, 11/15/29(1)	1,065	1,082,573
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,265,000
		$3,721,410
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,287,650
Datadog, Inc., 0.00%, 12/1/29	1,230	1,231,537
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	900	1,275,300
Lumentum Holdings, Inc., 0.375%, 3/15/32(1)	1,200	2,571,000
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,280,475
Parsons Corp., 2.625%, 3/1/29(6)	1,090	1,123,245
		$8,769,207
Total Convertible Bonds (identified cost $18,149,098)		$20,385,005

Corporate Bonds — 27.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	5,108	$ 5,400,643
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,216	1,220,995
		$ 6,621,638
Communications — 0.9%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,025	$ 5,917,772
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	5,369	3,515,217

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital: (continued)
4.80%, 3/1/50	19,119	$ 14,376,096
TELUS Corp., 6.375% to 3/9/31, 6/9/56(7)	8,733	8,751,200
Zegona Finance PLC, 8.625%, 7/15/29(1)	3,159	3,360,298
		$ 35,920,583
Consumer, Cyclical — 2.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,834	$ 1,837,227
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	18,713	12,032,779
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	10,853	10,946,948
5.308%, 10/20/31(1)	3,095	3,124,005
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	7,579	7,626,291
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	8,000	7,693,828
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,145	1,154,524
5.875%, 11/7/29	4,583	4,706,414
7.35%, 11/4/27	6,678	6,974,966
General Motors Financial Co., Inc., 5.60%, 6/18/31	7,500	7,826,204
Lithia Motors, Inc., 3.875%, 6/1/29(1)	4,650	4,499,465
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	4,085	4,162,163
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	9,565	9,947,876
		$82,532,690
Consumer, Non-cyclical — 1.9%
Centene Corp.:
2.50%, 3/1/31	8,683	$7,503,294
3.375%, 2/15/30	2,435	2,244,606
4.625%, 12/15/29	3,693	3,584,587
Conservation Fund, 3.474%, 12/15/29	3,965	3,805,183
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	5,751,993
Ford Foundation, 2.415%, 6/1/50	6,560	3,922,252
Global Medical Response, Inc., 7.375%, 10/1/32(1)	8,000	8,331,031
HCA, Inc., 4.60%, 11/15/32	14,520	14,392,696
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,059,756
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,350	6,844,938
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	11,803	11,183,809
5.34%, 5/19/63	4,000	3,714,064
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	895,005
Royalty Pharma PLC, 5.20%, 9/25/35	2,957	2,974,426
		$79,207,640
Energy — 0.6%
Occidental Petroleum Corp., 5.375%, 1/1/32	7,900	$8,094,443
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	2,385	1,826,470
6.45%, 3/5/34(1)	3,485	2,844,671
Security	Principal Amount* (000’s omitted)	Value
Energy (continued)
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	$ 5,046,362
5.00%, 1/31/28(1)	7,310	7,307,201
		$ 25,119,147
Financial — 17.1%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	6,167	$ 6,430,693
American International Group, Inc.:
4.85%, 5/7/30	4,000	4,102,316
5.45%, 5/7/35	6,289	6,553,681
American National Group, Inc.:
6.00%, 7/15/35	6,239	6,330,809
6.144%, 6/13/32(1)	7,312	7,629,504
7.00% to 12/1/30, 12/1/55(7)	5,857	5,888,956
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,827,270
Apollo Debt Solutions BDC, 5.875%, 8/30/30	10,625	10,764,860
Apollo Global Management, Inc., 5.15%, 8/12/35	14,755	14,789,287
Athene Holding Ltd., 6.625%, 5/19/55	11,550	11,772,426
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(7)	1,200	1,200,671
9.625% to 11/21/28(7)(8)	4,000	4,436,724
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(7)	9,914	9,241,336
3.419% to 12/20/27, 12/20/28(7)	13,510	13,344,412
3.824% to 1/20/27, 1/20/28(7)	16,117	16,083,125
5.819% to 9/15/28, 9/15/29(7)	8,753	9,137,631
5.933% to 9/15/26, 9/15/27(7)	13,485	13,662,064
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(7)	13,055	14,034,007
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(7)	3,686	3,625,826
8.125% to 1/8/34, 1/8/39(1)(7)	9,539	10,325,853
Blue Owl Credit Income Corp., 6.60%, 9/15/29	7,575	7,802,252
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	8,832,381
BNP Paribas SA, 7.75% to 8/16/29(1)(7)(8)	13,925	14,764,803
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	2,690	2,688,968
5.795%, 4/24/35	16,816	17,631,071
6.077%, 9/15/55(6)	7,228	7,396,973
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(7)	7,532	7,489,734
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(7)	2,771	2,954,778
6.84% to 9/13/33, 9/13/34(1)(7)	12,070	13,471,042
CI Financial Corp., 7.50%, 5/30/29(1)	15,323	16,306,805
Citadel LP, 6.375%, 1/23/32(1)	9,673	10,271,834
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,115	3,070,161
Enact Holdings, Inc., 6.25%, 5/28/29	14,085	14,761,635
EPR Properties:
3.60%, 11/15/31	2,925	2,715,798

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
EPR Properties: (continued)
3.75%, 8/15/29		1,701	$ 1,650,520
4.95%, 4/15/28		5,174	5,216,358
Essent Group Ltd., 6.25%, 7/1/29		1,520	1,587,574
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		8,011	8,240,904
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		13,699	14,279,083
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		17,346	15,706,737
6.75%, 3/15/54(1)		4,014	4,104,303
7.95%, 6/15/33(1)		356	406,818
7.95% to 7/15/29, 10/15/54(1)(7)		4,422	4,590,306
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		24,902	25,378,585
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		675	670,838
3.75%, 9/15/30(1)(6)		2,344	2,173,025
Healthpeak OP LLC, 4.75%, 1/15/33		7,059	7,023,203
Intact Financial Corp., 5.459%, 9/22/32(1)		3,800	3,932,625
Intesa Sanpaolo SpA:
4.95% to 6/1/41, 6/1/42(1)(7)		1,800	1,536,514
8.248% to 11/21/32, 11/21/33(1)(7)		12,597	14,880,799
Jefferies Financial Group, Inc., 6.20%, 4/14/34		13,889	14,664,987
JPMorgan Chase & Co., 5.581% to 4/22/29, 4/22/30(7)		23,892	24,932,362
KKR & Co., Inc., 5.10%, 8/7/35		3,960	3,962,037
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)		11,471	11,313,296
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		5,068	4,985,858
4.375%, 5/15/31(1)		2,500	2,435,599
5.75%, 6/15/35		7,214	7,429,986
Marex Group PLC, 6.404%, 11/4/29		9,085	9,426,013
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35		2,245	2,275,052
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(9)		6,255	6,255,000
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	19,331	2,954,456
3.50%, 10/1/56	DKK	35,373	5,348,362
Nuveen LLC, 5.85%, 4/15/34(1)		8,656	9,107,504
Nykredit Realkredit AS:
3.50%, 4/1/53(10)	DKK	178,155	27,269,064
3.50%, 10/1/56(10)	DKK	15,588	2,358,181
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		7,783	8,070,022
Raymond James Financial, Inc.:
4.90%, 9/11/35		7,425	7,385,377
5.65%, 9/11/55		9,637	9,440,069
Realkredit Danmark AS, 3.50%, 10/1/56(10)	DKK	22,570	3,407,157
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		11,092	10,541,169
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(7)		9,799	9,755,795
4.696% to 8/6/30, 8/6/31(7)		4,918	4,983,394
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Royal Bank of Canada: (continued)
4.97% to 5/2/30, 5/2/31(6)(7)	5,135	$ 5,253,272
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(1)(7)	3,804	4,021,591
8.50% to 3/25/34(1)(6)(7)(8)	7,629	8,364,092
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	4,743	4,818,982
Swedbank AB, 6.136%, 9/12/26(1)	8,620	8,747,810
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	5,130	5,241,997
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(7)	3,629	3,772,627
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,024	2,988,345
Toronto-Dominion Bank:
4.928%, 10/15/35	9,005	9,002,405
8.125% to 10/31/27, 10/31/82(7)	13,487	14,233,220
UBS Group AG, 9.25% to 11/13/33(1)(7)(8)	7,318	8,586,407
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	6,342	6,468,287
UWM Holdings LLC, 6.25%, 3/15/31(1)	8,308	8,298,743
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)	12,707	11,479,855
Willis North America, Inc., 5.15%, 3/15/36	4,707	4,709,238
		$710,005,489
Government - Multinational — 2.7%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	7,205	$7,313,317
4.25%, 3/13/34	14,385	14,518,961
European Investment Bank, 3.25%, 11/15/27	44,000	43,792,482
Inter-American Development Bank, 3.50%, 9/14/29	7,300	7,261,685
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	12,075,722
4.00%, 1/10/31	28,000	28,254,291
		$113,216,458
Industrial — 0.2%
Hexcel Corp., 5.875%, 2/26/35	3,545	$3,718,482
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	5,280	5,277,553
		$8,996,035
Technology — 1.2%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,000	$7,096,236
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	9,983	10,448,159
Oracle Corp.:
3.60%, 4/1/50	4,305	2,684,594
3.95%, 3/25/51	4,585	3,019,667
5.20%, 9/26/35	17,315	16,595,386
6.00%, 8/3/55	368	324,819
Qorvo, Inc., 3.375%, 4/1/31(1)	5,471	5,079,462
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	5,727	6,504,877
		$51,753,200

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	3,650	$ 3,663,921
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	2,429	2,219,563
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(7)	4,569	4,592,918
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	5,058,792
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)	3,000	3,154,308
8.625%, 3/15/33(1)	2,500	2,631,748
		$ 21,321,250
Total Corporate Bonds (identified cost $1,121,675,278)		$1,134,694,130

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(11)	100,000	$ 5,075,000
Total Exchange-Traded Funds (identified cost $5,081,250)		$ 5,075,000

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(12)(13)	$5,000	$ 5,069,300
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(12)(13)	3,500	3,550,715
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,620,015

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,301,312
Series A2, 6.375%	211,400	3,018,792
Total Preferred Stocks (identified cost $7,956,317)		$ 4,320,104

Senior Floating-Rate Loans — 1.5%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	$2,217	$ 2,223,469
		$ 2,223,469
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,463	$ 2,470,556
		$ 2,470,556
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$5,411	$ 5,436,669
		$ 5,436,669
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$5,409	$5,430,838
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,521	2,536,206
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	5,410	5,428,591
		$13,395,635
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$5,424	$5,447,162
		$5,447,162
Life Sciences Tools & Services — 0.0%†
ICON Luxembourg SARL, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$740	$746,997
PRA Health Sciences, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	184	186,115
		$933,112
Machinery — 0.2%
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$2,469	$2,477,749
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	5,312	5,351,187
		$7,828,936
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$2,462	$2,477,414
		$2,477,414

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$5,424	$ 5,440,355
		$ 5,440,355
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$2,463	$ 2,475,305
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	2,469	2,479,612
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,469	2,286,454
		$ 7,241,371
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$2,469	$2,475,213
		$2,475,213
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$4,653	$4,686,338
		$4,686,338
Total Senior Floating-Rate Loans (identified cost $60,015,171)		$60,056,230

Sovereign Government Bonds — 1.1%

Security	Principal Amount (000’s omitted)		Value
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		12,000	$ 11,772,678
4.375%, 2/28/34		22,344	22,807,701
			$ 34,580,379
Romania — 0.3%
Romania Government International Bonds:
2.00%, 4/14/33(10)	EUR	1,589	$ 1,522,863
3.75%, 2/7/34(10)	EUR	2,802	2,975,526
5.625%, 2/22/36(1)	EUR	6,700	7,803,381
			$12,301,770
Total Sovereign Government Bonds (identified cost $45,717,480)			$46,882,149

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 767,106
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,753,923
San Francisco City and County, CA, 3.921%, 6/15/39	3,085	2,793,121
		$ 7,314,150
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,535,597
Social Bonds, 2.484%, 6/1/27	3,980	3,918,425
Social Bonds, 2.534%, 6/1/28	4,980	4,848,545
Social Bonds, 2.584%, 6/1/29	2,715	2,610,455
Social Bonds, 2.984%, 6/1/33	3,060	2,800,808
Social Bonds, 3.034%, 6/1/34	2,195	1,980,759
		$21,694,589
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,006,943
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,297,659
Green Bonds, 2.184%, 9/1/31	1,985	1,794,769
Green Bonds, 2.264%, 9/1/32	1,780	1,579,143
Green Bonds, 2.344%, 9/1/33	1,945	1,694,234
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,937,327
Green Bonds, 1.701%, 5/1/31	1,925	1,719,303
		$12,029,378
Total Taxable Municipal Obligations (identified cost $44,757,273)		$41,038,117

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$3,105	$ 2,838,955
3.485%, 8/1/35	1,745	1,582,868
3.535%, 8/1/36	929	836,572
3.585%, 8/1/37	3,215	2,875,710
3.635%, 8/1/38	657	583,987
U.S. International Development Finance Corp.:
1.79%, 10/15/29	988	948,540
2.36%, 10/15/29	817	793,162

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$3,140	$ 3,071,925
Total U.S. Government Agencies and Instrumentalities (identified cost $15,272,462)		$ 13,531,719

U.S. Government Agency Mortgage-Backed Securities — 25.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,060	$ 993,073
5.00%, with various maturities to 2054	49,712	49,683,568
5.50%, with various maturities to 2055	245,095	248,863,839
6.00%, 6/1/53	1,151	1,188,589
Federal National Mortgage Association:
2.00%, 4/1/51	2,834	2,347,494
2.68%, 7/1/26	2,745	2,724,339
3.00%, with various maturities to 2049	5,759	5,171,010
4.00%, with various maturities to 2055	46,880	44,595,803
5.00%, with various maturities to 2055	7,301	7,297,320
5.50%, with various maturities to 2055	180,304	183,158,761
Government National Mortgage Association II:
2.50%, with various maturities to 2051	14,396	12,352,814
6.00%, with various maturities to 2053	9,864	10,211,095
6.50%, with various maturities to 2053	3,150	3,304,724
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(16)	442,971	441,932,273
5.50%, 30-Year, TBA(16)	25,336	25,693,277
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,038,000,380)		$1,039,517,979

U.S. Treasury Obligations — 20.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.00%, 2/15/49	$108,900	$ 80,249,941
4.00%, 11/15/42	190,820	174,961,814
4.50%, 11/15/54	39,906	37,651,934
4.625%, 11/15/45	65,481	63,997,446
U.S. Treasury Notes:
0.50%, 4/30/27	1,102	1,059,771
0.625%, 5/15/30	2,795	2,453,322
0.625%, 8/15/30	129	112,270
0.875%, 11/15/30	1,772	1,549,323
1.125%, 2/15/31	5,325	4,689,224
1.25%, 8/15/31	1,440	1,254,853
1.50%, 11/30/28	165,251	155,994,363
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.50%, 11/30/30	$167,500	$ 165,838,085
4.00%, 2/28/30	11,482	11,630,235
4.25%, 5/15/35	100,701	101,558,532
4.50%, 5/31/29	50,518	51,979,273
Total U.S. Treasury Obligations (identified cost $860,722,354)		$ 854,980,386

Short-Term Investments — 8.8%
Affiliated Fund — 8.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(17)	358,784,267	$ 358,784,267
Total Affiliated Fund (identified cost $358,784,267)		$ 358,784,267

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(18)	2,973,380	$ 2,973,380
Total Securities Lending Collateral (identified cost $2,973,380)		$ 2,973,380
U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(19)	$4,080	$ 4,043,804
Total U.S. Treasury Obligations (identified cost $4,041,706)		$ 4,043,804
Total Short-Term Investments (identified cost $365,799,353)		$ 365,801,451
Total Investments — 111.1% (identified cost $4,613,524,997)		$4,615,189,731
Other Assets, Less Liabilities — (11.1)%		$ (462,126,443)
Net Assets — 100.0%		$4,153,063,288

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $1,303,218,738 or 31.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(6)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $5,615,325 and the total market value of the collateral received by the Fund was $5,791,894, comprised of cash of $2,973,380 and U.S. government and/or agencies securities of $2,818,514.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	When-issued security.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $37,532,791 or 1.0% of the Fund's net assets.
(11)	Affiliated fund.
(12)	May be deemed to be an affiliated company.
(13)	Restricted security. Total market value of restricted securities amounts to $8,620,015, which represents 0.2% of the net assets of the Fund as of December 31, 2025.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(18)	Represents investment of cash collateral received in connection with securities lending.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	518,470,972	USD	10,542,313	Citibank, N.A.	3/11/26	$88,763	$ —
BRL	67,284,842	USD	12,120,119	Citibank, N.A.	3/18/26	—	(46,670)
DKK	135,841,928	USD	21,471,044	UBS AG	3/18/26	—	(7,746)
HUF	2,771,468,036	USD	8,352,450	JPMorgan Chase Bank, N.A.	3/18/26	81,487	—
INR	369,502,638	USD	4,079,094	JPMorgan Chase Bank, N.A.	3/18/26	5,254	—
KRW	6,457,195	USD	4,418	Citibank, N.A.	3/18/26	65	—
MXN	230,442,829	USD	12,540,264	JPMorgan Chase Bank, N.A.	3/18/26	166,247	—
USD	3,779,280	CAD	5,212,418	Citibank, N.A.	3/18/26	—	(30,704)
USD	63,233,036	DKK	403,448,901	JPMorgan Chase Bank, N.A.	3/18/26	—	(512,702)
USD	25,446,657	EUR	21,752,533	UBS AG	3/18/26	—	(203,119)
USD	14,937,875	GBP	11,223,794	Barclays Bank PLC	3/18/26	—	(188,471)
USD	8,348,701	HUF	2,772,233,396	BNP Paribas	3/18/26	—	(87,565)

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,040,046	INR	369,502,638	Citibank, N.A.	3/18/26	$ —	$(44,301)
						$341,816	$(1,121,278)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	6,590	Long	3/31/26	$720,317,894	$(2,265,249)
U.S. 10-Year Treasury Note	19	Long	3/20/26	2,136,313	(4,138)
U.S. Long Treasury Bond	1,382	Long	3/20/26	159,750,563	(1,674,780)
U.S. Ultra 10-Year Treasury Note	2,558	Long	3/20/26	294,209,969	(2,018,299)
U.S. 2-Year Treasury Note	(2,246)	Short	3/31/26	(468,940,234)	155,854
U.S. Ultra-Long Treasury Bond	(931)	Short	3/20/26	(109,858,000)	2,646,723
					$(3,159,889)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$4,000	5.50% (pays monthly)	5.42%	10/10/29	$30,000	$—	$30,000
Total		$4,000				$30,000	$ —	$30,000

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,000,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000
		$8,500,000

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $372,479,282, which represents 8.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$5,071,500	$ —	$ —	$ —	$ 3,500	$ 5,075,000	$ 59,062	100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,061,300	—	—	—	8,000	5,069,300	62,500	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,547,040	—	—	—	3,675	3,550,715	43,750	$3,500,000

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(2)	$245,414,597	$ 529,160,464	$ (415,790,794)	$ —	$ —	$358,784,267	$3,081,754	358,784,267
Total				$ —	$15,175	$372,479,282	$3,247,066

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$495,178,592	$ —	$495,178,592
Collateralized Mortgage Obligations	—	199,013,136	—	199,013,136
Commercial Mortgage-Backed Securities	—	326,095,718	—	326,095,718
Convertible Bonds	—	20,385,005	—	20,385,005
Corporate Bonds	—	1,134,694,130	—	1,134,694,130
Exchange-Traded Funds	5,075,000	—	—	5,075,000
High Social Impact Investments	—	8,620,015	—	8,620,015
Preferred Stocks	4,320,104	—	—	4,320,104
Senior Floating-Rate Loans	—	60,056,230	—	60,056,230
Sovereign Government Bonds	—	46,882,149	—	46,882,149
Taxable Municipal Obligations	—	41,038,117	—	41,038,117
U.S. Government Agencies and Instrumentalities	—	13,531,719	—	13,531,719
U.S. Government Agency Mortgage-Backed Securities	—	1,039,517,979	—	1,039,517,979
U.S. Treasury Obligations	—	854,980,386	—	854,980,386
Short-Term Investments:
Affiliated Fund	358,784,267	—	—	358,784,267
Securities Lending Collateral	2,973,380	—	—	2,973,380
U.S. Treasury Obligations	—	4,043,804	—	4,043,804
Total Investments	$371,152,751	$4,244,036,980	$ —	$4,615,189,731
Forward Foreign Currency Exchange Contracts	$ —	$341,816	$ —	$341,816
Futures Contracts	2,802,577	—	—	2,802,577
Swap Contracts	—	30,000	—	30,000
Total	$373,955,328	$4,244,408,796	$ —	$4,618,364,124

Calvert
Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(1,121,278)	$ —	$(1,121,278)
Futures Contracts	(5,962,466)	—	—	(5,962,466)
Total	$(5,962,466)	$(1,121,278)	$ —	$(7,083,744)
Investment Valuation - Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Credit Default Swaps - Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.